Financial instruments - Reconciliation of Level 3 liabilities (Details) - Contingent Consideration - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 825	$ 0
Acquisition		1,099
Payment	(699)	(243)
Foreign currency translation	(21)	(31)
Ending balance	$ 105	$ 825